Other Receivables and Other Current Assets, Net (Details)					1 Months Ended		12 Months Ended
	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Jun. 14, 2019 USD ($)	Jun. 14, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Prepayments, Receivables and Other Assets, Net [Line Items]
Received payment									$ 58,381			¥ 400,000	$ 15,581	¥ 100,000	$ 3,100,000	¥ 21,250,000
Credit loss provision									$ 473,237	¥ 3,250,000
Taizhou Suxuantang [Member]
Prepayments, Receivables and Other Assets, Net [Line Items]
Partnership contribution	$ 3,500,000	¥ 25,000,000	$ 3,500,000	¥ 25,000,000	$ 7,000,000	¥ 50,000,000
General Partner and Other Limited partners [Member]
Prepayments, Receivables and Other Assets, Net [Line Items]
Partnership contribution					$ 3,500,000	¥ 25,000,000
Huangshan Panji [Member]
Prepayments, Receivables and Other Assets, Net [Line Items]
Received payment							$ 33,486				¥ 240,000
Credit loss provision							$ 33,486	¥ 240,000